Accounts Payable (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Accounts Payable [Line Items]
Accounts payable		$ 9,461,921	$ 8,745,868
Amount due to customers of Hong Kong brokerage business [Member]
Accounts Payable [Line Items]
Accounts payable		8,392,037	6,591,131
Amount due to sales agents [Member]
Accounts Payable [Line Items]
Accounts payable		114,480	1,659,702
Amount due to noncontrolling shareholders [Member]
Accounts Payable [Line Items]
Accounts payable	[1]	31,968	400,389
Others [Member]
Accounts Payable [Line Items]
Accounts payable		$ 923,436	$ 94,646

[1]	Amount due to noncontrolling shareholders represents business deals between the group and noncontrolling shareholders. The business deal we made with noncontrolling shareholders in 2016 and 2017 were $4,635,241 and $9,492, respectively.